Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, CHF 0.03 par value
Amount Registered | shares	17,017,693
Proposed Maximum Offering Price per Unit	51.40
Maximum Aggregate Offering Price	$ 874,709,420.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,797.37
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional common shares which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. 1b. Amount registered represents the number of shares available for future issuance under the CRISPR Therapeutics AG 2026 Stock Option and Incentive Plan (the "2026 Plan"). 1c. Price per unit and price were estimated pursuant to Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low sale prices of the Registrant's common stock as reported on The Nasdaq Global Market on June 3, 2026.